Item G.1.b.iv.  Information called for by Item 405 of Regulation S-K:

Delinquent Section 16(a) Reports

Section 16(a) of the 1934 Act and Section 30(h) of the 1940 Act, as applied to the Fund, require the Fund's officers and Directors, certain officers and directors of the investment advisers, affiliates of the investment advisers, and persons who beneficially own more than 10% of the Fund's outstanding securities (collectively, the “Reporting Persons”) to electronically file reports of ownership of the Fund's securities and changes in such ownership with the SEC and the NYSE American.

Based solely on the Fund’s review of such forms filed on EDGAR or written representations from Reporting Persons that all reportable transactions were reported, to the knowledge of the Fund, during the fiscal period ended October 31, 2022, the Fund’s Reporting Persons timely filed all reports they were required to file under Section 16(a), except that: (i) Robert Hepp and Andrew Kim each filed a late Form 3 filing following their respective appointments as Vice Presidents of the Fund; (ii) Ai Hua Aik filed a late Form 3 filing following her appointment as a director of the Fund’s investment manager; and (iii) Grant Hotson and Neil Slater each filed a late Form 3 filing following their respective appointments as directors of the Fund’s sub-adviser.